Annual Fund Operating Expenses	Feb. 28, 2026
PRIMECAP Odyssey Stock Fund Series | PRIMECAP Odyssey Stock Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.67%
PRIMECAP Odyssey Growth Fund Series | PRIMECAP Odyssey Growth Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%
PRIMECAP Odyssey Aggressive Growth Fund Series | PRIMECAP Odyssey Aggressive Growth Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%	[1]

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.